Cash and cash equivalents - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents [Roll Forward]
Beginning balance	$ 26,132	$ 25,187
Interest income	740	945
Release during the period	(26,872)	0
Ending balance	$ 0	$ 26,132